Income and Social Contribution Taxes - Schedule of Income Tax and Social Contribution Tax Payable (Details) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Current
Income tax	R$ 71	R$ 198
Social contribution tax	40	42
Total	R$ 111	R$ 240